Accounts Payable and Accrued Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Trade and other current payables [abstract]
Trade payables	$ 52,201	$ 47,138
Royalties payable	2,004	4,896
Other accounts payable and trade related accruals	32,896	29,690
Payroll and related benefits	26,817	29,329
Severance accruals	1,791	1,092
Other taxes payable	4,044	3,439
Other	11,990	24,114
Trade and other current payables	$ 131,743	$ 139,698